Document and Entity Information	Nov. 01, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Camping World Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37908
Entity Tax Identification Number	81-1737145
Entity Address, Address Line One	250 Parkway Drive, Suite 270
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	808-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CWH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001669779
Amendment Flag	false